Annual Operating Expenses - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund - Fidelity Intermediate Bond Fund	Oct. 30, 2023
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%